OTHER CURRENT LIABILITIES	6 Months Ended
Jun. 30, 2023
OTHER CURRENT LIABILITIES [Abstract]
OTHER CURRENT LIABILITIES
6. OTHER CURRENT LIABILITIES

All figures in USD ‘000	June 30, 2023	December 31, 2022
Accrued Expenses	3,400	6,472
Other Liabilities	1,505	1,821
Deferred Revenues	3,270	6,146
Total as of	8,175	14,439

Deferred revenues relate to prepaid charter hire from customers.